Accrued Expenses and Other Liabilities (Details)		Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Mar. 31, 2025 USD ($)
Accrued Expenses and Other Liabilities [Line Items]
Other payable for construction deposit	[1]	$ 1,184,429		$ 1,159,135
Refunded deposit to party		150,000
Other current liabilities	[2]	920,853		$ 674,391
Subcontractor [Member]
Accrued Expenses and Other Liabilities [Line Items]
Other payable for construction deposit		$ 1,330,556	¥ 9,500,000

[1]	As disclosed in Note 5 to the financial statements, the Company had entered into a limited partnership agreement with Huangshan Panjie (the “Partnership”), which was subsequently terminated in June 2020. Related to this Partnership, the Company had anticipated that a tourism town development project would be awarded to the company (the “Project”). In preparation, the Company had engaged a engaged the services of a third party as a subcontractor (“Subcontractor”) of the Project.. In 2019, the Subcontractor paid the Company approximately $1,330,556 (RMB 9,500,000) as security deposit (the “Deposit”) for the Project in accordance with terms agreed between the Company and the Subcontractor. As the limited partnership agreement was terminated, the Project did not materialize and was not awarded to the Company. Consequently, the appointment of the Subcontractor was likewise terminated. In 2023, the Company refunded $150,000 of the Deposit to the Subcontractor. The remaining amount as at September 30, 2025 and March 31,2025 is repayable on demand.
[2]	As of September 30, 2025 and March 31,2025, the balances of other current liabilities $920,853 and $674,391, respectively, represented amounts due to suppliers for operating expenses and to staff who paid for operating expenses on behalf of the Company.